Business Combinations - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Dec. 10, 2020	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2019	Dec. 31, 2018	Sep. 08, 2018
Business Acquisition [Line Items]
Business combination goodwill arising on acquistion		$ 185,030	$ 200,624	$ 192,980		$ 182,994
Business acqusition costs intangible assets acquired		129,772
Consideration transferred		303,236	$ 303,236
Percentage of voting interests acquired			100.00%
Cash for outstanding Genius Sports equity shares			$ 264,471
Cash paid to retire Genius Sports' debt			33,343
Transaction costs paid on behalf of Genius Sports			5,400			$ 0	$ 4,000
Apax Funds Investment [Member]
Business Acquisition [Line Items]
Consideration transferred		$ 303,200
Oppia Acqusition [Member]
Business Acquisition [Line Items]
Business combination total consideration					$ 2,900
Business combination goodwill arising on acquistion					$ 2,600
Income from gain on fair value remeasurement of contingent consideration			300
Sportzcast [Member]
Business Acquisition [Line Items]
Business combination total consideration	$ 4,400
Business combination goodwill arising on acquistion	2,200		2,200	$ 2,200
Business acquistion transaction costs expensed	200
Business acqusition costs intangible assets acquired	$ 1,800		$ 1,800